Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective tax rate [Abstract]
China income tax rate	25.00%	25.00%
Tax exemption/preferential rate reduction	(21.60%)	(14.40%)
Change in valuation allowance	(3.40%)	(10.60%)
Effective tax rate